Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 1,756	$ (3,168)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	593	473
Loss on disposal of assets	0	4
Stock-based compensation expense	2,907	721
Non-cash lease expense	763	2,056
Non-cash debt forgiveness	(2,000)	0
Change in fair value of warrant liabilities	(8,106)	0
Change in operating assets and liabilities:
Accounts receivable	(1,180)	(40)
Inventory	(175)	(310)
Prepaid expenses and other assets	(2,355)	(5)
Interest on promissory note due from related party	0	49
Security deposits	0	259
Accounts payable	207	(379)
Accrued expenses and other liabilities	223	814
Lease liabilities	(854)	(2,129)
Deferred revenue	162	345
Deferred rent	0	(283)
Net cash used in operating activities	(8,059)	(1,593)
Cash flows from investing activities:
Purchases of property and equipment	(3,960)	(104)
Net cash used in investing activities	(3,960)	(104)
Cash flows from financing activities:
Principal payments on capital leases	0	(18)
Proceeds from issuance of common stock	595	86
Proceeds received from exercise of preferred stock warrants	60	0
Tax payments related to shares withheld for vested restricted stock units	(594)	0
Effect of Merger, net of transaction costs	86,792	0
Repayments of loans payable	(3,586)	(1,318)
Proceeds from loans payable	0	1,982
Net cash provided by financing activities	83,267	732
Net change in cash and cash equivalents and restricted cash	71,248	(965)
Effect of change in foreign currency exchange rates on cash and cash equivalents and restricted cash	(138)	69
Cash and cash equivalents and restricted cash at beginning of year	8,709	9,605
Cash and cash equivalents and restricted cash at end of year	79,819	8,709
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest	85	182
Issuance of Legacy Shapeways common stock upon conversion of convertible notes	5,913	0
Repurchase of Legacy Shapeways common stock	$ (152)	$ 0